MASTER TRUST - Additional Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP PR Plan | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investments at fair value	$ 3,000.0	$ 3,000.0